12. INCOME TAXES: Schedule of tax credits and unused tax losses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Exploration and evaluation assets
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ (912,000)	$ (1,347,000)
Expiry Date Range	No expiry date	No expiry date
Property and equipment
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 14,000	$ 14,000
Expiry Date Range	No expiry date	No expiry date
Share issue costs
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 167,000	$ 297,000
Expiry Date Range	2024 to 2027	2023 to 2026
Allowable capital losses
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 3,793,000	$ 3,762,000
Expiry Date Range	No expiry date	No expiry date
Non-capital losses available for future periods
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 19,550,000	$ 19,521,000
Expiry Date Range	2027 to 2043	2026 to 2042